EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Schedule of Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan
The funded status of Dole’s defined benefit pension plans was as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Change in projected benefit obligation:	(U.S. Dollars in thousands)
Benefit obligation at beginning of the year	$181,835	$253,880	$228,147	$349,001	$13,144	$17,572
Service cost	214	256	5,799	4,465	1	3
Interest cost	8,923	4,943	11,730	8,219	693	443
Net actuarial loss (gain)	4,802	(47,439)	8,482	(82,819)	2,146	(1,726)
Curtailments, settlements and terminations, net	—	(8,217)	(10,033)	(27,511)	—	—
Employee contributions	—	—	182	—	—	—
Benefits paid	(20,052)	(21,588)	(10,891)	(10,012)	(2,733)	(3,148)
Foreign exchange impact and other	—	—	6,251	(13,196)	—	—
Benefit obligation at end of the year	$175,722	$181,835	$239,667	$228,147	$13,251	$13,144
Change in plan assets:
Fair value of plan assets at beginning of the year	$154,206	$224,749	$147,925	$235,301	$—	$—
Actual return on plan assets	12,311	(44,601)	9,722	(46,116)	—	—
Company contributions	2,781	3,863	15,725	12,104	2,733	3,177
Employee contributions	—	—	182	—	—	—
Benefits paid	(20,052)	(21,588)	(10,891)	(10,012)	(2,733)	(3,177)
Curtailments, settlements and terminations, net	—	(8,217)	(11,998)	(25,767)	—	—
Foreign exchange impact and other	—	—	6,503	(17,585)	—	—
Fair value of plan assets at end of the year	$149,246	$154,206	$157,168	$147,925	$—	$—
Funded status	$(26,476)	$(27,629)	$(82,499)	$(80,222)	$(13,251)	$(13,144)
Amounts recognized in the consolidated balance sheets:
Other assets	$—	$—	$16,033	$20,938	$—	$—
Pension and postretirement benefits	(2,189)	(2,229)	(12,244)	(13,066)	(2,137)	(1,992)
Pension and postretirement benefits, less current portion	(24,287)	(25,400)	(86,288)	(88,094)	(11,114)	(11,152)
	$(26,476)	$(27,629)	$(82,499)	$(80,222)	$(13,251)	$(13,144)

Schedule of Amounts Recognized in Accumulated Other Comprehensive Loss
Amounts recognized in accumulated other comprehensive loss (income), before tax, were as follows:

	U.S. Pension Plans			International Pension Plans			OPRB Plans
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021

	(U.S. Dollars in thousands)
Net actuarial loss (gain)	$24,638	$18,341	$11,011	$20,424	$15,180	$50,575	$924	$(1,531)	$166
Prior service benefit	—	—	—	(5,474)	(6,285)	(8,241)	—	—	—
Total	$24,638	$18,341	$11,011	$14,950	$8,895	$42,334	$924	$(1,531)	$166

Schedule of Pension Plan with Accumulated Benefit Obligation in Excess of Plan Assets
The aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets of plans with accumulated benefit obligations in excess of plan assets were as follows:

	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Projected benefit obligation	$274,467	$277,203
Accumulated benefit obligation	257,434	261,248
Fair value of plan assets	149,246	154,208

Schedule of Pension Plans with Projected Benefit Obligation in Excess of Plan Assets
The aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets of plans with projected benefit obligations in excess of plan assets were as follows:

	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Projected benefit obligation	$287,718	$290,347
Accumulated benefit obligation	257,434	261,248
Fair value of plan assets	149,246	154,208

Schedule of Net Periodic Benefit Costs
The components of net periodic benefit cost (income) and other changes recognized in other comprehensive income (loss) for Dole’s U.S. and international pension plans and OPRB plans were as follows:

	U.S. Pension Plans			International Pension Plans			OPRB Plans
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021

	(U.S. Dollars in thousands)
Components of net periodic benefit cost (income):
Service cost	$214	$256	$107	$5,799	$4,465	$3,219	$1	$3	$1
Interest cost	8,923	4,943	1,696	11,730	8,219	5,505	693	443	157
Expected return on plan assets	(13,226)	(11,274)	(4,779)	(8,369)	(6,814)	(6,883)	—	—	—
Amortization of:
Net (gain) loss	(580)	—	—	(2,151)	2,166	2,946	(309)	—	—
Prior service benefit	—	—	—	(639)	(618)	(812)	—	—	—
Curtailments, settlements and terminations, net	—	1,106	—	5,649	220	1,756	—	—	—
Other	—	—	—	—	36	238	—	—	—
Net periodic cost (income)	$(4,669)	$(4,969)	$(2,976)	$12,019	$7,674	$5,969	$385	$446	$158

Other changes recognized in other comprehensive income (loss):
Net loss (gain)	$5,717	$7,330	$11,011	$3,394	$(33,264)	$(13,186)	$2,146	$(1,697)	$166
Prior service expense (benefit)	—	—	—	—	1,339	(213)	—	—	—
Amortization of:
Net gain (loss)	580	—	—	2,151	(2,166)	(2,946)	309	—	—
Prior service benefit	—	—	—	639	618	812	—	—	—
Foreign exchange impact and other	—	—	—	(129)	34	(2,026)	—	—	—
Income tax (benefit) expense	(1,574)	(1,781)	2,643	(1,307)	6,226	(3,209)	(622)	402	11
Total recognized in other comprehensive income (loss)	$4,723	$5,549	$13,654	$4,748	$(27,213)	$(20,768)	$1,833	$(1,295)	$177
Total recognized in net periodic benefit cost and other comprehensive income (loss), net of income taxes	$54	$580	$10,678	$16,767	$(19,539)	$(14,799)	$2,218	$(849)	$335

Schedule of Assumptions
Weighted average assumptions used to determine benefit obligations were as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022

Discount rate	5.10%	5.31%	5.06%	5.26%	5.88%	5.79%
Rate of compensation increase	3.00%	3.00%	3.17%	3.18%	—	—
Rate of increase in pensions	—	—	2.17%	2.07%	—	—
Weighted average assumptions used to determine net periodic benefit cost were as follows:

	U.S. Pension Plans			International Pension Plans			OPRB Plans
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Discount rate	5.31%	2.62%	2.39%	5.26%	2.61%	2.29%	5.79%	3.18%	2.72%
Rate of compensation increase	3.00%	3.00%	3.00%	3.03%	1.98%	2.84%	—	—	—
Rate of increase in pensions	—	—	—	2.07%	1.90%	1.68%	—	—	—
Rate of return on plan assets	6.80%	5.10%	5.00%	4.36%	3.36%	2.85%	—	3.36%	—
The accumulated pension benefit obligation for Dole’s OPRB plan was determined using the following assumed annual rate of increase in the per capita cost of covered health care benefits:

	2023	2022
Health care costs trend rate assumed for next year	6.69%	6.65%
Rate of increase to which the cost of benefits is assumed to decline (the ultimate trend rate)	4.50%	4.49%
Year that the rate reaches the ultimate trend rate	2033	2030

Schedule of Plan Asset Allocations
The following is the target asset mix for Dole’s pension plans, which management believes provides the optimal trade-off of diversification and long-term asset growth:

Target Allocation
Fixed income securities	42%
Equity securities	18%
Other	40%
Total	100%
Dole’s pension plan weighted average asset allocation by asset category was as follows:[1]

	Year Ended
	December 31, 2023	December 31, 2022
Fixed income securities	42%	52%
Equity securities	18%	23%
Other	40%	25%
Total	100%	100%

Schedule of Plan Assets
The carrying value and estimated fair values of Dole’s retirement plan assets are summarized below:

	Fair Value Measurements as of December 31, 2023 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

	(U.S. Dollars in thousands)
Cash and cash equivalents	$7,404	$—	$—	$7,404
Fixed-income securities	23,790	111,281	—	135,071
Insurance contracts	—	34,288	—	34,288
Equity securities	34,127	17,886	—	52,013
Other	2,071	5,493	—	7,564
Investments measured at fair value	67,392	168,948	—	236,340
Investments measured at net asset value				70,074
Total plan assets at fair value	$67,392	$168,948	$—	$306,414

	Fair Value Measurements as of December 31, 2022 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

	(U.S. Dollars in thousands)
Cash and cash equivalents	$5,695	$8,854	$—	$14,549
Fixed-income securities	33,260	100,964	—	134,224
Insurance contracts	—	16,627	—	16,627
Equity securities	4,930	22,671	—	27,601
Other	8,682	8,135	—	16,817
Investments measured at fair value	52,567	157,251	—	209,818
Investments measured at net asset value				92,313
Total plan assets at fair value	$52,567	$157,251	$—	$302,131

Schedule of Level 3 Plan Assets	The table below sets forth a summary of the transfers and purchases of the plans’ Level 3 assets for the year ended December 31, 2022:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Common Collective Trusts	Interest in 103-12 Investment Companies	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2021	$122	$8,058	$8,180
Settlements and reclassifications	(122)	(8,058)	(8,180)
Balance as of December 31, 2022	$—	$—	$—

Schedule of Estimated Future Benefit Payments
The following table presents estimated future benefit payments:

	U.S. Pension Plans	International Pension Plans	OPRB Plans

	(U.S. Dollars in thousands)
2024	$19,677	$18,817	$2,137
2025	18,733	13,517	2,017
2026	17,879	14,971	1,858
2027	17,065	15,421	1,499
2028	16,250	15,587	1,340
Thereafter	68,254	80,480	5,110
Total	$157,858	$158,793	$13,961